Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ 103,683	¥ 25,401
Amortization of net actuarial loss (gain)	16,936	25,595
Prior service benefit (cost)	(1,782)
Amortization of prior service benefit	(319)	(318)
Total recognized in other comprehensive income (loss) before-tax	¥ 118,518	¥ 50,678